RECEIVABLES FROM CUSTOMERS (Details 2) - Eletrobras [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 833	R$ 712	R$ 810
Additions	109	144	146
Disposals	(122)	(23)	(244)
Ending Balance	R$ 820	R$ 833	R$ 712